11. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets (Liabilities), Insurance Commissions	$ (5,376,504)	$ (4,996,555)
Deferred Tax Assets (Liabilities), Unearned Premium Reserves	2,001,212	1,867,608
Deferred Tax Assets (Liabilities), Unrealized Gain on Marketable Debt Securities	(732,325)	(631,466)
Deferred Tax Liabilities, Other	$ (89,741)	$ (113,557)